Direct Line: 202.639.7078
Fax: 202.639.7003
vasiliki.tsaganos@friedfrank.com

October 26, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Cloud Peak Energy Inc.

Ladies and Gentlemen:

        On behalf of Cloud Peak Energy Inc., a Delaware corporation (the "Company"), and pursuant to the Securities Act of 1933, as amended, we are filing by direct electronic transmission Amendment No. 2 to the Company's Registration Statement on Form S-1 (File No. 333-161293) (the "Registration Statement") relating to the registration of shares of the Company's common stock, par value $0.01 per share. Except as noted in the Registration Statement, all of the exhibits have been previously filed or are included within the direct electronic transmission.

        The filing fee of $27,900 was previously paid.

        Please direct any questions or comments that the Staff may have with regard to the filing to Stuart H. Gelfond at (212) 859-8272 or the undersigned at the above-referenced number.

Sincerely,
/s/ VASILIKI B. TSAGANOS Vasiliki B. Tsaganos
cc:
Colin Marshall
Cloud Peak Energy Inc.